Short-Term and Long-Term Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	$ 12,774,491	$ 442,217
Buildings, net [Member]
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	24,453	24,806
Construction in progress (“CIP”) [Member]
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	9,096,839
Land use right [Member]
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	$ 3,653,199	$ 417,411